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<FILENAME>inftable.txt
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				   UUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2007

    This Amendment (Check only one.):       [ X ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             July 17, 2007
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  73
                                            ---------------------------

Form 13F  Information Table Value Total:            $112,837
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      347     8358 SH       Sole                     7208              1150
AFLAC                          COM              001055102     4443    86445 SH       Sole                    61310             25135
                                                                31      595 SH       Other                                       595
Aetna Inc                      COM              00817Y108      946    19155 SH       Sole                    16070              3085
American International Group   COM              026874107     4419    63100 SH       Sole                    43970             19130
Amerisourcebergen              COM              03073E105      614    12415 SH       Sole                     4280              8135
Anadarko Petroleum             COM              032511107     1816    34929 SH       Sole                    21691             13238
                                                                16      300 SH       Other                                       300
Automatic Data Processing      COM              053015103     2291    47270 SH       Sole                    33090             14180
                                                                10      215 SH       Other                                       215
Bank of America                COM              060505104     3481    71209 SH       Sole                    52362             18847
                                                                19      393 SH       Other                                       393
Bed Bath & Beyond              COM              075896100     2006    55735 SH       Sole                    37465             18270
                                                                 5      130 SH       Other                                       130
Berkshire Hathaway Inc Cl A    COM              084670108      328        3 SH       Other                                         3
CVS Caremark Corp              COM              126650100     2604    71442 SH       Sole                    46822             24620
Canon Inc ADR                  COM              138006309     2634    44920 SH       Sole                    29320             15600
                                                                21      352 SH       Other                                       352
Chevron Corp                   COM              166764100      274     3248 SH       Sole                     2698               550
Chubb Corporation              COM              171232101     4659    86052 SH       Sole                    55283             30769
                                                                32      600 SH       Other                                       600
Citigroup                      COM              172967101     3266    63680 SH       Sole                    48904             14776
                                                                15      300 SH       Other                                       300
Colgate-Palmolive              COM              194162103      747    11522 SH       Sole                     7822              3700
ConocoPhillips                 COM              20825C104     2693    34304 SH       Sole                    21356             12948
Dentsply International         COM              249030107      212     5550 SH       Sole                                       5550
Dollar Tree Stores             COM              256747106      515    11820 SH       Sole                     8660              3160
Exxon Mobil Corp               COM              30231G102     1483    17684 SH       Sole                    13539              4145
Factset Research Systems       COM              303075105     2379    34810 SH       Sole                    23555             11255
                                                                15      215 SH       Other                                       215
General Dynamics               COM              369550108     4477    57230 SH       Sole                    40740             16490
                                                                40      510 SH       Other                                       510
General Electric               COM              369604103     4430   115732 SH       Sole                    83402             32330
                                                                23      600 SH       Other                                       600
Home Depot                     COM              437076102     1019    25894 SH       Sole                    17397              8497
                                                                24      600 SH       Other                                       600
Int'l Business Machines        COM              459200101     2408    22880 SH       Sole                    16030              6850
                                                                11      105 SH       Other                                       105
Johnson & Johnson              COM              478160104     3724    60433 SH       Sole                    42898             17535
                                                                28      450 SH       Other                                       450
Johnson Controls               COM              478366107     2438    21062 SH       Sole                    14352              6710
Lowes Cos Inc                  COM              548661107     1499    48836 SH       Sole                    33111             15725
Medtronic                      COM              585055106     1928    37171 SH       Sole                    27586              9585
                                                                13      260 SH       Other                                       260
Nabors Industries Ltd          COM              G6359F103     2326    69680 SH       Sole                    48925             20755
                                                                15      435 SH       Other                                       435
Qualcomm Inc                   COM              747525103     4716   108690 SH       Sole                    78115             30575
                                                                32      730 SH       Other                                       730
Royal Dutch Shell ADR          COM              780259206      244     3000 SH       Sole                     3000
Sherwin Williams               COM              824348106     1722    25905 SH       Sole                    17385              8520
                                                                15      220 SH       Other                                       220
Smith International Inc        COM              832110100     2720    46390 SH       Sole                    31795             14595
                                                                16      275 SH       Other                                       275
Stryker Corp                   COM              863667101     4296    68095 SH       Sole                    47230             20865
                                                                16      255 SH       Other                                       255
Sysco Corp                     COM              871829107     4239   128490 SH       Sole                    92595             35895
                                                                20      605 SH       Other                                       605
Torchmark                      COM              891027104     1394    20813 SH       Sole                    11233              9580
United Technologies            COM              913017109     4791    67541 SH       Sole                    49071             18470
                                                                37      520 SH       Other                                       520
Unitedhealth Group Inc         COM              91324P102     3146    61510 SH       Sole                    39685             21825
                                                                31      600 SH       Other                                       600
Wachovia Corp                  COM              929903102     3482    67945 SH       Sole                    45830             22115
                                                                30      594 SH       Other                                       594
Wal Mart Stores                COM              931142103     3794    78868 SH       Sole                    56713             22155
Walgreen                       COM              934122109     1644    37765 SH       Sole                    25525             12240
                                                                10      240 SH       Other                                       240
Wells Fargo & Co (New)         COM              949746101      257     7320 SH       Sole                     4400              2920
Harbor International                            411511645      521 7458.332 SH       Sole                 7276.152           182.180
S&P Depository Receipt Trust U                  78462F103     1663 11055.000 SH      Sole                10355.000           700.000
Schwab 1000 Fund - Select                       808517809     1825 41300.616 SH      Sole                37954.049          3346.567
iShares MSCI EAFE Index Fund                    464287465     5429 67220.000 SH      Sole                47860.000         19360.000
                                                                21  265.000 SH       Other                                   265.000

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